Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Erroneously Awarded Compensation Recovery
Recovery of Erroneously Awarded Compensation Disclosure	Clawback Policy
Effective as of October 2, 2023, our Compensation Committee adopted a clawback policy that provides that we will recover any incentive-based compensation (whether cash or equity) received during the period of time specified in the policy by any current or former executive officer (as defined in Rule 10D-1(d) of the Exchange Act) which was predicated upon achieving certain financial results that were subsequently the subject of an accounting restatement. Under the policy, we will, subject to limited exceptions, recover from such executive officer(s) the amount by which the executive officer’s incentive compensation for the relevant period exceeded the amount that would have been received by such executive officer based on the restated financial results. The policy applies regardless of whether the applicable executive officer engaged in misconduct or otherwise caused or contributed to the requirement for the restatement.